As filed with the U.S. Securities and Exchange Commission on February 15, 2019

Securities Act File No. 2-49007

Investment Company Act File No. 811-2405

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒
and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 64

(Check appropriate box or boxes)

BlackRock Balanced Capital Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Balanced Capital Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $.10 per share.

Master Bond LLC and Master Large Cap Series LLC have also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 15, 2019.

BLACKROCK BALANCED CAPITAL FUND, INC.
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	February 15, 2019
(John M. Perlowski)	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	February 15, 2019
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

BRUCE R. BOND*	Director
(Bruce R. Bond)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

CLAIRE A. WALTON*	Director
(Claire A. Walton)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

*By:	/s/ BENJAMIN ARCHIBALD	February 15, 2019
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

Master Bond LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 15, 2019.

MASTER BOND LLC

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	February 15, 2019
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer	February 15, 2019
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

MICHAEL J. CASTELLANO*	Director
(Michael J. Castellano)

RICHARD E. CAVANAGH*	Director
(Richard E. Cavanagh)

CYNTHIA L. EGAN*	Director
(Cynthia L. Egan)

FRANK J. FABOZZI*	Director
(Frank J. Fabozzi)

HENRY GABBAY*	Director
(Henry Gabbay)

R. GLENN HUBBARD*	Director
(R. Glenn Hubbard)

W. CARL KESTER*	Director
(W. Carl Kester)

CATHERINE A. LYNCH*	Director
(Catherine A. Lynch)

KAREN P. ROBARDS*	Director
(Karen P. Robards)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

*By:	/s/ BENJAMIN ARCHIBALD	February 15, 2019
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

Master Large Cap LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 15, 2019.

MASTER LARGE CAP LLC

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive	February 15, 2019
(John M. Perlowski)	Officer (Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	February 15, 2019
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

BRUCE R. BOND*	Director
(Bruce R. Bond)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

CLAIRE A. WALTON*	Director
(Claire A. Walton)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

*By:	/s/ BENJAMIN ARCHIBALD	February 15, 2019
(Benjamin Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase